MFS(R) Diversified Income Fund

      Supplement to the Current Statement of Additional Information Part I

Effective immediately, the sub-headings entitled "Ownership of Fund Shares" and "Other Accounts", under Appendix C entitled "Portfolio Manager(s)" are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by each of the Fund's portfolio managers as of September 30, 2006. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

Name of Portfolio Manager             Dollar Range of Equity Securities in Fund
-------------------------             -----------------------------------------
John F. Addeo                                            N
David P. Cole                                            N
Richard R. Gable                                         N
Matthew W. Ryan                                          N
Thomas V. Pedulla                                        N
Jonathan W. Sage                                         N
Leo D. Saraceno                                          N
Geoffrey L. Schechter                                    N
James T. Swanson                                         N

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of September 30, 2006 were as follows:

                     Registered Investment Companies        Other Pooled Investment Vehicles           Other Accounts
                       Number of                              Number of                             Number of
Name                   Accounts*         Total Assets*         Accounts         Total Assets         Accounts     Total Assets
John F. Addeo             14             $4.7 billion             3            $498.8 million           2        $529.7 million
David P. Cole             11             $4.3 billion             2            231.9 million            0              N/A
Richard R. Gable           2            $204.1 million            0                 N/A                 9         $2.9 billion
Matthew W. Ryan           16             $5.0 billion             3             $1.9 billion            7         $1.3 billion
Thomas V. Pedulla          1            $194.6 million            0                 N/A                 7        $942.1 million
Jonathan W. Sage           5             $12.4 billion            0                 N/A                 4         $5.0 billion
Leo D. Saraceno            2            $204.1 million            0                 N/A                 9         $2.9 billion
Geoffrey L. Schechter     10             $6.1 billion             1            $220.6 million           0              N/A
James T. Swanson**         1             $64.3 million            0                 N/A                 0              N/A

----------------
*  Includes the Fund
** Mr. Swanson has direct oversight of the portfolio management of the fund.

Advisory or Sub-Advisory fees are not based upon performance of any of the accounts identified in the table above.

                The date of this Supplement is November 13, 2006.